Consolidated Statements of Shareholders' Equity/(Deficit) In Thousands, except Share data	Class A ordinary shares [Member] USD ($)	Class A ordinary shares [Member] CNY	Class B ordinary shares [Member] USD ($)	Class B ordinary shares [Member] CNY	Treasury stock [Member] USD ($)	Treasury stock [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2009		161		22,239		0		7,617		6,317		3,461		(26,198)		13,597
Balance, number of shares at Dec. 31, 2009		2,345,437		320,000,000		0
Share-based compensation		0		0		0		16,561		0		0		0		16,561
Issuance of ordinary shares upon settlement of share-based awards		2,740		0		0		6,852		0		0		0		9,592
Issuance of ordinary shares upon settlement of share-based awards, number of shares		41,151,800		0		0
Shareholders' contribution		0		0		0		2,080		0		0		0		2,080
Appropriation to statutory reserves		0		0		0		0		3,997		0		(3,997)		0
Accretion to series A convertible redeemable preferred shares redemption		0		0		0		(33,110)		0		0		(173,299)		(206,409)
Foreign currency translation adjustment		0		0		0		0		0		(4,462)		0		(4,462)
Net income attributable to Phoenix New Media Limited		0		0		0		0		0		0		74,083		74,083
Balance at Dec. 31, 2010		2,901		22,239		0		0		10,314		(1,001)		(129,411)		(94,958)
Balance, number of shares at Dec. 31, 2010		43,497,237		320,000,000		0
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs		6,984		0		0		853,737		0		0		0		860,721
Issuance of ordinary shares upon initial public offering ("IPO"), net of issuance costs, number of shares		107,321,000		0		0
Conversion of series A convertible redeemable preferred shares upon IPO		8,464		0		0		1,155,342		0		0		0		1,163,806
Conversion of series A convertible redeemable preferred shares upon IPO, number of shares		130,000,000		0		0
Conversion of ordinary shares in the assured entitlement distribution		186		(186)		0		0		0		0		0		0
Conversion of ordinary shares in the assured entitlement distribution, number of shares		2,674,640		(2,674,640)		0
Issuance of restricted shares		1,238		0		0		(1,238)		0		0		0		0
Issuance of restricted shares, number of shares		19,008,200		0		0
Share-based compensation		0		0		0		66,092		0		0		0		66,092
Issuance of ordinary shares upon settlement of share-based awards		228		0		0		414		0		0		0		642
Issuance of ordinary shares upon settlement of share-based awards, number of shares		3,600,000		0		0
Shareholders' contribution related to waiver of short-term loan by Phoenix TV Group		0		0		0		15,596		0		0		0		15,596
Appropriation to statutory reserves		0		0		0		0		14,333		0		(14,333)		0
Accretion to series A convertible redeemable preferred shares redemption		0		0		0		(259,061)		0		0		(514,562)		(773,623)
Foreign currency translation adjustment		0		0		0		0		0		(33,968)		0		(33,968)
Net income attributable to Phoenix New Media Limited		0		0		0		0		0		0		102,475		102,475
Balance at Dec. 31, 2011		20,001		22,053		0		1,830,882		24,647		(34,969)		(555,831)		1,306,783
Balance, number of shares at Dec. 31, 2011		306,101,077		317,325,360		0
Share-based compensation		0		0		0		6,759		0		0		0		6,759
Issuance of ordinary shares upon settlement of share-based awards		723		0		0		(123)		0		0		0		600
Issuance of ordinary shares upon settlement of share-based awards, number of shares		11,456,632		0		0
Repurchase of ordinary shares		0		0		(52,466)		0		0		0		0		(52,466)
Repurchase of ordinary shares, number of shares		0		0		(18,189,560)
Cancellation of repurchased ordinary shares		(1,149)		0		52,354		(51,921)		0		0		0		(716)
Cancellation of repurchased ordinary shares, number of shares		(18,148,760)		0		18,148,760
Appropriation to statutory reserves		0		0		0		0		7,338		0		(7,338)		0
Accretion to series A convertible redeemable preferred shares redemption															0	0
Foreign currency translation adjustment		0		0		0		0		0		(1,979)		0	(317)	(1,979)
Net income attributable to Phoenix New Media Limited		0		0		0		0		0		0		107,359	17,232	107,359
Balance at Dec. 31, 2012	$ 3,142	19,575	$ 3,540	22,053	$ (18)	(112)	$ 286,608	1,785,597	$ 5,134	31,985	$ (5,930)	(36,948)	$ (73,163)	(455,810)	$ 219,313	1,366,340
Balance, number of shares at Dec. 31, 2012	299,408,949		317,325,360		(40,800)